RIGHT OF USE ASSETS (Details Narrative) - CAD ($)	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
IfrsStatementLineItems [Line Items]
Depreciation expense	$ 121,251	$ 75,416
Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Depreciation expense	$ 586